Business combinations and acquisition of non-controlling interests - Revenue and profit contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total revenue and income (loss) before income taxes for the Company, assuming the acquisitions had occurred at the beginning of the year
Total net revenue	R$ 1,271,921	R$ 1,078,831
Net income (loss) before income taxes	(185,101)	32,208
Me Salva!
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue	6,929
Net income (loss) before income taxes	(4,961)
Eduqo
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue	2,511
Net income (loss) before income taxes	988
Edupass
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue	434
Net income (loss) before income taxes	(505)
P2D
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue	38,081
Net income (loss) before income taxes	R$ 7,497
WPensar
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue		1,126
Net income (loss) before income taxes		(89)
Studos
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue		282
Net income (loss) before income taxes		(249)
Geekie
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue		18,497
Net income (loss) before income taxes		(11,035)
EI
Individual net revenue and net income from the acquisition date through each period end for all business combinations
Total net revenue		14,779
Net income (loss) before income taxes		R$ 10,429